Related Party Transactions - Summary Of Related Parties And Nature Of Relationship (Detail)	9 Months Ended
Sep. 30, 2021
Ningbo Nuanuan Network Technology Co., Ltd. ("Ningbo Nuannuan")[Member]
Related Party Transaction [Line Items]
Relationship with the company	Entity controlled by principle shareholders
Hainan Huiliu Tianxia Network Technology Co., Ltd.("Hainan Huiliu") [Member]
Related Party Transaction [Line Items]
Relationship with the company	Entity controlled by a principle shareholder